(Global Income Fund - Class R6) | (Global Income Fund)
Investment objective
To seek a high level of current income with capital appreciation as a secondary objective.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Global Income Fund)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Income Fund)		Class R6
Management fee	[1]	0.77%
Other expenses	[2]	0.15%
Acquired fund fees and expenses	[3]	0.01%
Total annual fund operating expenses	[4]	0.93%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Global Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	95	296	515	1,143

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fixed-income and debt securities in which the fund invests typically will consist of a wide variety of high-yield and emerging-markets securities, as described below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as "high-yield securities" or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on the return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit default swaps, and credit default swaps on securities and credit indexes.

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets. The fund will invest in emerging-markets securities of any credit quality, and at any given time a significant portion of the fund's assets may be invested in emerging-markets securities rated both below-investment-grade and investment-grade or better (or, if unrated, of equivalent quality as determined by the subadvisor).

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund's average duration may be outside this range, and the fund may invest in securities of any duration and maturity. Duration is an approximate measure of the sensitivity of a fixed-income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, all other things being equal, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline by about 5%. If rates decrease by a percentage point, such fund's share price would generally rise about 5%.

The fund's investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund's investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The blended index shows how the fund's performance compares with the returns of a combination of two widely used indexes related to the fund's investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and borderline investment-grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index. The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the Bank of America Merrill Lynch U.S. High Yield Master II Index but caps issuer exposure at 2%. The Bank of America Merrill Lynch U.S. High Yield Master II Index comprises U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers. The JPMorgan EMBI Global Diversified Index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified Index are identical to those covered by the EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging-market sovereign and quasisovereign entities: Brady bonds, loans, and Eurobonds.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to that date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class R6 shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown below are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class R6 (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –6.86%. Best quarter: Q3 '10, 3.51% Worst quarter: Q3 '11, –9.37%
Average annual total returns (%) As of 12-31-13
Average Annual Total Returns (Global Income Fund)	1 Year	Inception	Inception Date
Class R6	(15.03%)	(7.31%)	Nov. 02, 2009
Class R6 After tax on distributions	(17.10%)	(9.69%)	Nov. 02, 2009
Class R6 After tax on distributions, with sale	(8.31%)	(5.87%)	Nov. 02, 2009
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index (reflects no deduction for fees, expenses, or taxes)	3.98%	10.43%	Nov. 02, 2009
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/ 50% JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	0.93%	9.43%	Nov. 02, 2009